INTANGIBLE ASSETS, NET	12 Months Ended
Jun. 30, 2026
Intangible Asset, Goodwill and Other [Abstract]
INTANGIBLE ASSETS, NET

NOTE 7 – INTANGIBLE ASSETS, NET

Intangible assets consisted of the following:

	As of	As of
	June 30, 2026	June 30, 2025
Software	$221,494	$209,773
Land use right	2,238,435	2,119,983
Total	2,459,929	2,329,756
Less: accumulated amortization	(674,048)	(581,001)
Impairment of intangible assets	(1,205,990)	-
Intangible assets, net	$579,891	$1,748,755

During the annual impairment test performed in the fourth quarter of 2026, the Company identified several triggering events indicating that the carrying value of its land use right in Meiia may exceed their fair value. These indicators included continued operating losses in recent years and a decline in forecasted cash flows for certain asset groups. The Company estimated the fair value of Meijia’s land use rights as of June 30, 2026, with the assistance of a third-party independent valuation firm, using the benchmark land-price adjustment method, a valuation technique consistent with the market approach. Under this method, published benchmark prices for industrial land in the relevant locality are adjusted for the remaining land-use term and the regional and site-specific characteristics of the subject land. The fair value measurement is classified within Level 3 of the fair value hierarchy because significant adjustments to the benchmark land price are based on unobservable inputs. This method is based on the replacement cost of comparable assets at the time of the valuation adjusted for depreciation and economic and functional obsolescence of the asset. The Company believes the estimates are based on reasonable assumptions, but which are inherently uncertain. Based on this analysis, the Company determined an aggregate impairment charge of $1,169,991 on these assets for the year ended June 30, 2026.

Amortization expenses were $58,776, $57,569, and $60,487, for the years ended June 30, 2026, 2025 and 2024, respectively. In connection with the $3.6 million loans borrowed from Dongguan Rural Commercial Bank, the Company’s subsidiary Meijia pledged its land use right with net book value of $0.6 million as the collateral to secure the loans (see Note 10).

Estimated future amortization expense is as follows:

Twelve months ending June 30,	Amortization expense
2027	$40,708
2028	27,963
2029	20,937
2030	20,937
2031	20,937
Thereafter	448,409
Total	$579,891

DOGNESS (INTERNATIONAL) CORPORATION

NOTES TO CONSOLIDATED FINANCIAL STATEMENTS

(All amounts in USD)